Interests in associates	12 Months Ended
Dec. 31, 2025
Interests in associates
Interests in associates

13.Interests in associates

The following table shows the Company’s interests in associates of the Company which management considered to be material to the Company as of December 31, 2025 and 2024:

Interests in associates
in € K, except where otherwise specified
	Country of	Ownership	Method of
Name of the entity	incorporation	interest in %	measurement	Carrying value
				2025	2024

Vifor Fresenius Medical Care Renal Pharma Ltd.	Switzerland	45	Equity method	632,026	580,973
Other associates				31,626	39,858
Equity method investees				663,652	620,831

In December 2010, the Company and CSL Vifor formed a new renal pharmaceutical company, Vifor Fresenius Medical Care Renal Pharma Ltd., recognized as an equity method investee of which the Company owns 45%. Vifor Fresenius Medical Care Renal Pharma Ltd. develops and distributes products focused on addressing distinct complications and areas of chronic kidney disease, renal anemia management, mineral and bone management, kidney function preservation and improvement, conditions associated with kidney impairment and its treatment, and cardio-renal management.

The following table contains the summarized financial information for Vifor Fresenius Medical Care Renal Pharma Ltd as of and for the year ended December 31, 2025 and 2024:

Summarized financial information
In € K
Summarized balance sheets	2025	2024

Current assets	824,062	914,502
Non-current assets	439,909	518,589
Current liabilities	277,103	480,640
Non-current liabilities	32,534	34,116
Net assets	954,334	918,335

Reconciliation to carrying amounts (net assets)	2025	2024

Opening balance net assets January 1,	918,335	893,505
Profit for the period	456,306	290,766
Other comprehensive income	(3,428)	(116,914)
Dividends paid	(304,832)	(205,301)
Foreign currency translation	(112,047)	56,279
Closing balance net assets December 31,	954,334	918,335

Company’s share in net assets	429,450	413,251
Other reconciling items(1)	257,528	219,166
Eliminations	(54,952)	(51,444)
Carrying amount	632,026	580,973

	For the year ended	For the year ended
Summarized statement of comprehensive income	December 31, 2025	December 31, 2024

Revenue	950,888	741,183
Profit from continuing operations	456,306	290,766
Profit for the period	456,306	290,766
Other comprehensive income	(3,428)	(116,914)
Total comprehensive income	452,878	173,852

Dividends received	137,174	92,386
(1)	Includes Goodwill as well as impacts from foreign currency translation.